Columbia Contrarian Core Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Contrarian Core Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 12.0%
Entertainment 2.9%
Take-Two Interactive Software, Inc.(a)	1,484,467	279,643,893
Walt Disney Co. (The)	1,361,278	159,909,327
Total		439,553,220
Interactive Media & Services 7.5%
Alphabet, Inc., Class A	1,797,982	303,769,059
Alphabet, Inc., Class C	1,711,830	291,849,897
Meta Platforms, Inc., Class A	724,250	415,951,260
Pinterest, Inc., Class A(a)	4,030,315	122,199,151
Total		1,133,769,367
Wireless Telecommunication Services 1.6%
T-Mobile US, Inc.	971,300	239,852,822
Total Communication Services		1,813,175,409
Consumer Discretionary 9.8%
Automobiles 1.5%
Tesla, Inc.(a)	650,315	224,462,725
Broadline Retail 7.0%
Amazon.com, Inc.(a)	3,581,089	744,472,592
eBay, Inc.	4,936,152	312,409,060
Total		1,056,881,652
Textiles, Apparel & Luxury Goods 1.3%
lululemon athletica, Inc.(a)	164,685	52,807,892
Tapestry, Inc.	2,378,913	148,158,702
Total		200,966,594
Total Consumer Discretionary		1,482,310,971
Consumer Staples 5.1%
Consumer Staples Distribution & Retail 2.5%
Sysco Corp.	1,341,668	103,456,019
Target Corp.	467,238	61,820,260
Walmart, Inc.	2,229,736	206,250,580
Total		371,526,859
Food Products 0.9%
Mondelez International, Inc., Class A	2,122,298	137,843,255
Household Products 1.2%
Procter & Gamble Co. (The)	1,056,144	189,324,373
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.5%
Coty, Inc., Class A(a)	9,829,886	72,642,858
Total Consumer Staples		771,337,345
Energy 3.3%
Oil, Gas & Consumable Fuels 3.3%
Canadian Natural Resources Ltd.	3,311,497	111,994,829
Chevron Corp.	1,551,582	251,247,673
EOG Resources, Inc.	1,063,597	141,734,936
Total		504,977,438
Total Energy		504,977,438
Financials 14.8%
Banks 4.3%
Bank of America Corp.	3,690,089	175,316,128
JPMorgan Chase & Co.	1,195,173	298,458,602
Wells Fargo & Co.	2,285,858	174,113,804
Total		647,888,534
Capital Markets 3.6%
Blackrock, Inc.	255,110	260,926,508
Charles Schwab Corp. (The)	2,302,898	190,587,838
S&P Global, Inc.	196,950	102,908,345
Total		554,422,691
Consumer Finance 1.1%
American Express Co.	545,945	166,338,523
Financial Services 4.4%
Block, Inc., Class A(a)	2,086,508	184,760,283
MasterCard, Inc., Class A	420,336	224,013,868
Visa, Inc., Class A	832,885	262,425,406
Total		671,199,557
Insurance 1.4%
Aon PLC, Class A	536,784	210,172,407
Total Financials		2,250,021,712

Columbia Contrarian Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Contrarian Core Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.2%
Biotechnology 2.7%
AbbVie, Inc.	1,109,478	202,956,810
BioMarin Pharmaceutical, Inc.(a)	1,278,734	84,434,806
Vertex Pharmaceuticals, Inc.(a)	245,946	115,134,701
Total		402,526,317
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	1,272,602	151,146,940
Boston Scientific Corp.(a)	1,766,450	160,146,357
Total		311,293,297
Health Care Providers & Services 1.4%
Elevance Health, Inc.	528,690	215,155,682
Life Sciences Tools & Services 2.2%
Illumina, Inc.(a)	492,125	70,939,819
IQVIA Holdings, Inc.(a)	407,128	81,767,587
Thermo Fisher Scientific, Inc.	331,058	175,338,249
Total		328,045,655
Pharmaceuticals 1.9%
Eli Lilly & Co.	250,475	199,215,291
Pfizer, Inc.	3,421,370	89,674,108
Total		288,889,399
Total Health Care		1,545,910,350
Industrials 8.7%
Aerospace & Defense 3.1%
Boeing Co. (The)(a)	1,141,678	177,462,428
General Electric Co.	332,344	60,539,783
L3Harris Technologies, Inc.	275,891	67,938,159
RTX Corp.	1,364,715	166,263,229
Total		472,203,599
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	538,814	73,127,836
Electrical Equipment 0.2%
GE Vernova, Inc.(a)	90,880	30,364,826
Ground Transportation 2.2%
Uber Technologies, Inc.(a)	2,475,047	178,104,382
Union Pacific Corp.	663,843	162,415,828
Total		340,520,210
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.8%
Honeywell International, Inc.	1,144,812	266,661,059
Machinery 0.3%
Parker-Hannifin Corp.	66,797	46,951,611
Passenger Airlines 0.6%
United Airlines Holdings, Inc.(a)	867,135	83,964,682
Total Industrials		1,313,793,823
Information Technology 30.9%
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity PLC	1,029,039	155,508,374
IT Services 1.0%
Accenture PLC, Class A	298,413	108,135,919
International Business Machines Corp.	179,681	40,861,256
Total		148,997,175
Semiconductors & Semiconductor Equipment 11.2%
Advanced Micro Devices, Inc.(a)	449,682	61,685,128
Entegris, Inc.	1,015,142	107,229,450
Lam Research Corp.	2,219,851	164,002,592
Marvell Technology, Inc.	845,249	78,346,130
NVIDIA Corp.	7,660,272	1,059,032,604
ON Semiconductor Corp.(a)	2,043,069	145,303,067
QUALCOMM, Inc.	478,182	75,806,192
Total		1,691,405,163
Software 11.5%
Adobe, Inc.(a)	317,725	163,923,859
Autodesk, Inc.(a)	572,678	167,164,708
Intuit, Inc.	248,400	159,405,732
Microsoft Corp.	2,679,529	1,134,673,350
Palo Alto Networks, Inc.(a)	307,470	119,243,016
Total		1,744,410,665
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	3,931,798	933,133,620
Total Information Technology		4,673,454,997
Materials 1.0%
Chemicals 0.3%
Sherwin-Williams Co. (The)	97,059	38,571,246
Columbia Contrarian Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Contrarian Core Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.4%
Avery Dennison Corp.	330,186	68,001,807
Metals & Mining 0.3%
Newmont Corp.	1,085,132	45,510,436
Total Materials		152,083,489
Real Estate 1.3%
Real Estate Management & Development 0.2%
CoStar Group, Inc.(a)	280,065	22,780,487
Specialized REITs 1.1%
American Tower Corp.	817,077	170,769,093
Total Real Estate		193,549,580
Utilities 1.9%
Multi-Utilities 1.9%
DTE Energy Co.	1,039,543	130,753,719
Public Service Enterprise Group, Inc.	1,712,151	161,455,839
Total		292,209,558
Total Utilities		292,209,558
Total Common Stocks (Cost $7,575,589,954)		14,992,824,672

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(b),(c)	142,634,934	142,606,407
Total Money Market Funds (Cost $142,568,420)		142,606,407
Total Investments in Securities (Cost: $7,718,158,374)		15,135,431,079
Other Assets & Liabilities, Net		5,467,225
Net Assets		15,140,898,304
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	317,176,242	564,680,405	(739,231,823)	(18,417)	142,606,407	22,760	2,436,045	142,634,934
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Contrarian Core Fund  | 2024

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